SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2026
Disclosure Of Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: - SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of preparation of the interim consolidated financial statements:

The interim consolidated financial statements for the six months ended June 30, 2026 have been prepared in accordance with International Accounting Standard (“IAS”) 34, “Interim Financial Reporting.”

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2025, included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on March 26, 2026.

The accompanying interim consolidated statement of financial position as of June 30, 2026, the consolidated interim statements of profit or loss, the consolidated interim statements of changes in equity and the consolidated interim statements of cash flows for the six months ended June 30, 2026 and 2025 are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board and applicable rules and regulations of the SEC regarding interim financial reporting. In management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2026 and December 31, 2025, as well as its results of operations and cash flows for the six months ended June 30, 2026 and 2025. The results of operations for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the 2025 annual consolidated financial statements.

A discontinued operation is a component of the Company that represents a separate major line of business operation or geographical area of operations that either has been disposed of or is classified as a discontinued operation.